Financial Condition and Management’s Plan (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Financial Condition and Management’s Plan [Abstract]
Net loss	$ (11,594,000)	$ (424,000)	$ (666,000)	$ (330,000)	$ (12,018,000)	$ (996,000)	$ (2,340,661)	$ (913,660)
Current assets							$ 423,078